Other current financial liabilities	12 Months Ended
Dec. 31, 2021
Other current financial liabilities,
Other current financial liabilities

15. Other current financial liabilities

in EUR	12/31/2021	12/31/2020
Customers with credit balances	104,967	174,870
Financial liabilities due to third parties	2,387,683	775,922
Invoices not yet received	4,570,272	2,681,136
Miscellaneous other financial liabilities	191,253	317,144
Total	7,254,176	3,949,072

The financial liabilities due to third parties consist of a residual liability from a terminated commercial agreement (TEUR 838; 2020: TEUR 775) as well a financial liability due to overpayments by a customer (TEUR 1,279).